John Hancock Income Funds

Supplement to the Class A, Class B and Class C Shares Prospectus

dated October 1, 2006

John Hancock Bond Fund

On page 4, under the “Goal & Strategy” section, the third paragraph has been replaced with the following:

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of all quality levels and maturities from many different issuers, potentially including foreign governments and corporations denominated in U.S. dollars or foreign currencies. The fund will not invest more than 10% of its total assets in securities denominated in foreign currencies.

John Hancock Strategic Income Fund

On page 12, under the “Goal & Strategy” section, the third paragraph has been replaced with the following:

Although the fund may invest up to 10% of its total assets in securities rated in default by S&P or Moody’s, it generally intends to keep its average credit quality in the investment grade range (AAA to BBB). There is no limit on the fund’s average maturity.

INCPS2

April 3, 2007

John Hancock Income Funds

Supplement to the Institutional Class I Prospectus

dated October 1, 2006

John Hancock Bond Fund

On page 4, under the “Goal & Strategy” section, the third paragraph has been replaced with the following:

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of all quality levels and maturities from many different issuers, potentially including foreign governments and corporations denominated in U.S. dollars or foreign currencies. The fund will not invest more than 10% of its total assets in securities denominated in foreign currencies.

John Hancock Strategic Income Fund

On page 8, under the “Goal & Strategy” section, the third paragraph has been replaced with the following:

Although the fund may invest up to 10% of its total assets in securities rated in default by S&P or Moody’s, it generally intends to keep its average credit quality in the investment grade range (AAA to BBB). There is no limit on the fund’s average maturity.

KICPS2

April 3, 2007

John Hancock Retirement Funds

Supplement to the Class R1 Prospectus

dated March 1, 2007

John Hancock Bond Fund

On page 4, under the “Goal & Strategy” section, the third paragraph has been replaced with the following:

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of all quality levels and maturities from many different issuers, potentially including foreign governments and corporations denominated in U.S. dollars or foreign currencies. The fund will not invest more than 10% of its total assets in securities denominated in foreign currencies.

John Hancock Strategic Income Fund

On page 16, under the “Goal & Strategy” section, the third paragraph has been replaced with the following:

Although the fund may invest up to 10% of its total assets in securities rated in default by S&P or Moody’s, it generally intends to keep its average credit quality in the investment grade range (AAA to BBB). There is no limit on the fund’s average maturity.

MFRPS2

April 3, 2007

John Hancock Bond Fund

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

dated October 1, 2006

Under the heading “INVESTMENT OBJECTIVE AND POLICIES”, in the fifth paragraph, and also in the subsection “Securities of Domestic and Foreign Issuers”, the following sentence has been deleted:

“It is anticipated that under normal conditions, the Fund will not invest more than 25% of its total assets in U.S. dollar-denominated foreign securities (excluding U. S. dollar-denominated Canadian securities).”

and replaced with the following two sentences:

“It is anticipated that under normal conditions, the Fund will not invest more than 25% of its total assets in foreign securities (excluding U. S. dollar-denominated Canadian securities). The Fund will not invest more than 10% of its total assets in securities denominated in foreign securities.”

21SAIS2

April 3, 2007